27. EMPLOYEE BENEFITS (Details 16)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
General mortality table	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.	35% and Average Salary Supplementation Plans : AT 2000 segregated by gender (10% smoothed)
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Inflation	4.75%	5.00%
Post-employment healthcare benefits
Disclosure of defined benefit plans [line items]
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender
Disability mortality table	Winklevoss with death probabilities reduced by 1% in all ages	Winklevoss with death probabilities reduced by 1% in all ages
Actuarial nominal discount rate	9.62%	10.34%
Inflation	4.75%	5.00%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00%real a.a	0.5% - 3.00%real a.a
Nominal increase medical costs growth rate	8.15%	8.41%
Average medical cost	1054.65	1,001.69